Sale of Future Royalties Liability	12 Months Ended
Dec. 31, 2023
Disclosure of financial liabilities [abstract]
Sale of Future Royalties Liability	Sale of Future Royalties Liability
On March 4, 2011, the Group entered into a license agreement with Karuna Therapeutics, Inc. (“Karuna”) according to which the Group granted Karuna an exclusive license to research, develop and sell KarXT in exchange for a royalty on annual net sales, development and regulatory milestones and a fixed portion of sublicensing income, if any (hereinafter “License Agreement”).
On March 22, 2023, the Group signed an agreement with Royalty Pharma (hereinafter "Royalty Purchase Agreement"), according to which the Group sold Royalty Pharma a partial right to receive royalty payments made by Karuna in respect of net sales of KarXT, if and when received. According to the Royalty Purchase Agreement, all royalties due to the Group under the License Agreement will be paid to Royalty Pharma up until an annual threshold of $60,000, while all royalties above such annual threshold in a given year will be split 33% to Royalty Pharma and 67% to the Group. Under the terms of the Royalty Purchase Agreement, the Group received a non-refundable initial payment of $100,000 at the execution of the Royalty Purchase Agreement and is eligible to receive additional payments in the aggregate of up to an additional $400,000 based on the achievement of certain regulatory and commercial milestones.
The Group continues to hold the rights under the License Agreement and has a contractual obligation to deliver cash to Royalty Pharma for a portion of the royalties it receives. Therefore, the Group will continue to account for any royalties and regulatory milestones due to the Group under the License Agreement as revenue in its Consolidated Statement of Comprehensive Income/(Loss) and record the proceeds from the Royalty Purchase Agreement as a financial liability on its Consolidated Statement of Financial Position. In determining the appropriate accounting treatment for the Royalty Purchase Agreement, management applied significant judgement.
The acquisition of Karuna by Bristol Meyers Squibb (NYSE: BMY), which closed on March 18, 2024, had no impact on the Group's rights or obligations under the License Agreement or Royalty Purchase Agreement, each of which remains in full force and effect.
In order to determine the amortized cost of the sale of future royalties liability, management is required to estimate the total amount of future receipts from and payments to Royalty Pharma under the Royalty Purchase Agreement over the life of the agreement. The $100,000 liability, recorded at execution of the Royalty Purchase Agreement, will be accreted to the total of these receipts and payments as interest expense over the life of the Royalty Purchase Agreement. These estimates contain assumptions that impact both the amortized cost of the liability and the interest expense that will be recognized in future periods.
Additional proceeds received from Royalty Pharma will increase the Group’s financial liability. As royalty payments are made to Royalty Pharma, the balance of the liability will be effectively repaid over the life of the Royalty Purchase Agreement. The estimated timing and amount of royalty payments to and proceeds from Royalty Pharma are likely to change over the life of the Royalty Purchase Agreement. A significant increase or decrease in estimated royalty payments, or a significant shift in the timing of cash flows, will materially impact the sale of future royalties liability, interest expense and the time period for repayment. The Group will periodically assess the expected payments to, or proceeds from, Royalty Pharma, and any such changes in amount or timing of cash flows will require the Group to re-calculate the amortized cost of the sale of future royalties liability as the present value of the estimated future cash flows from the Royalty Purchase Agreement that are discounted at the liability’s original effective interest rate. The adjustment is recognized immediately in profit or loss as income or expense.
The following shows the activity in respect of the sale of future royalties liability:

Sale of future royalties liability	$
Balance as of January 1, 2023	—
Amounts received at closing	100,000
Non cash interest expense recognized	10,159
Balance as of December 31, 2023	110,159